Description of Business	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1 – Description of Business

The Company was originally incorporated under the name Mountain West Business Solutions, Inc. on August 31, 2006, in the State of Colorado. Effective October 15, 2009, the Company acquired Sunshine Biopharma, Inc. in a transaction classified as a reverse acquisition. Upon completion of the reverse acquisition transaction, the Company changed its name to Sunshine Biopharma, Inc. and began operating as a pharmaceutical company.

In addition to conducting its own drug development activities, Sunshine Biopharma operates two wholly owned subsidiaries: (i) Nora Pharma Inc. (“Nora Pharma”), a Canadian corporation with a portfolio of pharmaceutical products consisting of 51 generic prescription drugs on the market in Canada, and (ii) Sunshine Biopharma Canada Inc. (“Sunshine Canada”), a Canadian corporation which develops and sells nonprescription over-the-counter (“OTC”) products. In addition to the 51 generic prescription drugs currently on the market in Canada, the Company has 32 additional generic prescription drugs scheduled to be launched in 2024 and 2025 in Canada.

The Company has determined that it has two reportable segments:

•	Prescription Generic Pharmaceuticals (“Generic Pharmaceuticals”)
•	Nonprescription Over-The-Counter Products (“OTC Products)

Through December 31, 2022 and as of September 30, 2023, sales from the Generic Pharmaceuticals segment represented approximately 97% of total revenues of the Company while the remaining approximately 3% was generated from the sale of OTC Products. Based on these results, the Company deems segmentation reporting to be immaterial at September 30, 2023.

The Company is not subject to material customer concentration risks as it sells its products directly to pharmacies in several Canadian Provinces. Provincial governments in Canada reimburse patients for their prescription drugs expenditures to various degrees under drug reimbursement programs, making generic drugs prices highly dependent on government regulations which may change over time. The most recent negotiations between the pan-Canadian Pharmaceutical Alliance and the Canadian Generic Pharmaceutical Association have resulted in updated generic pricing for certain products which took effect on October 1, 2023. The updated prices are valid for three years and the agreement contains an option to extend for an additional two years.

In addition, the Company is engaged in the development of the following proprietary drugs:

•	Adva-27a, a small chemotherapy molecule for treatment of pancreatic cancer (IND-enabling studies were paused on November 2, 2023 due to unfavorable results. See Note 13 – Subsequent Events)
•	K1.1 mRNA, a lipid nano-particle (LNP) targeted for liver cancer
•	SBFM-PL4, a protease inhibitor for treatment of Coronavirus infections